Business Combinations - Summary of fair value of assets acquired and liabilities assumed as part of the Acquisition (Details) - USD ($) $ in Thousands					12 Months Ended
	Dec. 09, 2021	Nov. 19, 2021	Nov. 12, 2021	Feb. 12, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Estimated fair value of assets acquired and liabilities assumed:
Goodwill					$ 26,626	$ 26,626	$ 14,227
2021 Acquisitions
Business Acquisition [Line Items]
Cash					9,172
Deferred					4,468
Fair value of total consideration transferred					13,640
Estimated fair value of assets acquired and liabilities assumed:
Cash					65
Accounts receivable					581
Inventory					242
Property and equipment, net					67
Clinical contracts					745
Goodwill					12,399
Total assets acquired					14,099
Accounts payable					120
Accrued liabilities					7
Current portion of long term debt					332
Total liabilities assumed					459
Net assets acquired					$ 13,640
Raiker Acquisition
Business Acquisition [Line Items]
Cash				$ 892
Deferred				818
Fair value of total consideration transferred				1,710
Estimated fair value of assets acquired and liabilities assumed:
Cash				65
Accounts receivable				398
Inventory				62
Property and equipment, net				0
Clinical contracts				0
Goodwill				1,454
Total assets acquired				1,979
Accounts payable				120
Accrued liabilities				0
Current portion of long term debt				149
Total liabilities assumed				269
Net assets acquired				$ 1,710
Grant Acquisition
Business Acquisition [Line Items]
Cash			$ 849
Deferred			200
Fair value of total consideration transferred			1,049
Estimated fair value of assets acquired and liabilities assumed:
Cash			0
Accounts receivable			0
Inventory			49
Property and equipment, net			0
Clinical contracts			450
Goodwill			550
Total assets acquired			1,049
Accounts payable			0
Accrued liabilities			0
Current portion of long term debt			0
Total liabilities assumed			0
Net assets acquired			1,049
Orr Acquisition
Business Acquisition [Line Items]
Cash			816
Deferred			200
Fair value of total consideration transferred			1,016
Estimated fair value of assets acquired and liabilities assumed:
Cash			0
Accounts receivable			183
Inventory			16
Property and equipment, net			13
Clinical contracts			150
Goodwill			837
Total assets acquired			1,199
Accounts payable			0
Accrued liabilities			0
Current portion of long term debt			183
Total liabilities assumed			183
Net assets acquired			$ 1,016
Dave Acquisition
Business Acquisition [Line Items]
Cash		$ 2,000
Deferred		750
Fair value of total consideration transferred		2,750
Estimated fair value of assets acquired and liabilities assumed:
Cash		0
Accounts receivable		0
Inventory		0
Property and equipment, net		35
Clinical contracts		77
Goodwill		2,645
Total assets acquired		2,757
Accounts payable		0
Accrued liabilities		7
Current portion of long term debt		7
Total liabilities assumed		7
Net assets acquired		$ 2,750
Yang Acquisition
Business Acquisition [Line Items]
Cash	$ 4,615
Deferred	2,500
Fair value of total consideration transferred	7,115
Estimated fair value of assets acquired and liabilities assumed:
Cash	0
Accounts receivable	0
Inventory	115
Property and equipment, net	19
Clinical contracts	68
Goodwill	6,913
Total assets acquired	7,115
Accounts payable	0
Accrued liabilities	0
Current portion of long term debt	0
Total liabilities assumed	0
Net assets acquired	$ 7,115